Income and expenses - Share-based payment arrangements (Details)													12 Months Ended
	Jul. 19, 2024 USD ($) $ / shares	Jun. 19, 2024 Y $ / shares	May 30, 2023 USD ($) Y $ / shares	Sep. 22, 2022 USD ($) Y $ / shares	Sep. 09, 2021 USD ($) $ / shares	Dec. 16, 2020 USD ($) $ / shares	Mar. 13, 2019 USD ($) $ / shares	Jun. 14, 2018 USD ($) $ / shares	Mar. 21, 2018 USD ($) $ / shares	Jun. 01, 2017 USD ($) $ / shares	Nov. 24, 2016 USD ($) $ / shares	May 29, 2016 $ / shares	Dec. 31, 2024 USD ($)	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2024 USD ($)	Dec. 31, 2024 USD ($) EquityInstruments	Dec. 31, 2024 USD ($) Y	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2023 USD ($)	Dec. 31, 2023 USD ($) EquityInstruments	Dec. 31, 2023 USD ($) Y	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($) shares Y $ / shares	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Ferroglobe PLC Equity Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at end of the period															4,292,954		4,292,954					4,560,593		4,560,593			3,801,706	4,359,436
Percentage of cumulative earnings before interest and tax (EBIT)																			40.00%
Percentage of net cash flow																			40.00%
Percentage of total shareholder return (TSR) relative to a comparator group, vesting condition													20.00%	20.00%	20.00%	20.00%	20.00%	20.00%	20.00%
Weighted average fair value of share options granted | $													$ 7.22	$ 7.22	$ 7.22	$ 7.22	$ 7.22	$ 7.22	$ 7.22	$ 6.64	$ 6.64	$ 6.64	$ 6.64	$ 6.64	$ 6.64	$ 6.64	$ 8.53
Grant date share price		$ 5.17	$ 4.5	$ 5.76
Exercise price		$ 0.01	$ 0.01	$ 0.01								$ 0																$ 0.01
Expected volatility		59.40%	87.70%	94.30%
Option life | Y		3	3	3														3.64							8.52		8.33
Risk-free interest rate		4.44%	4.13%	4.12%
Performance period remaining at grant date		3 years	3 years	3 years
Company TSR at grant date		(1.78%)	64.00%	(27.20%)
Median comparator group TSR at grant date		8.41%	10.50%	10.50%
Share based compensation expense | $																$ 4,924,000							$ 7,402,000				$ 5,836,000
Weighted average share price at the date of exercise for stock options exercised														$ 4.95							$ 4.92						$ 6.46
Term Of Service Condition													3 years							3 years							3 years		4 years	3 years	3 years	3 years
Ferroglobe PLC Equity Incentive Plan | Grand date of June 19, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at end of the period | EquityInstruments																	891,135
Fair Value Of Share Options At Grant Date | $	$ 7.22
Exercise price	$ 0.01
Ferroglobe PLC Equity Incentive Plan | Grand date of May 30, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at end of the period | EquityInstruments																	966,346							1,044,449
Fair Value Of Share Options At Grant Date | $			$ 6.64
Exercise price			$ 0.01
Ferroglobe PLC Equity Incentive Plan | Grand date of September 22, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at end of the period | EquityInstruments																	416,972							571,134
Fair Value Of Share Options At Grant Date | $				$ 8.53
Exercise price				$ 0.01
Ferroglobe PLC Equity Incentive Plan | Grant date of September 9, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at end of the period | EquityInstruments																	675,137							1,255,824
Fair Value Of Share Options At Grant Date | $					$ 8.83
Exercise price					$ 0.01
Ferroglobe PLC Equity Incentive Plan | Grant date of December 16, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at end of the period | EquityInstruments																	1,058,698							1,352,788
Fair Value Of Share Options At Grant Date | $						$ 1.23
Exercise price						$ 0
Ferroglobe PLC Equity Incentive Plan | Grant date of March 13, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at end of the period | EquityInstruments																	123,743							129,824
Fair Value Of Share Options At Grant Date | $							$ 2.69
Exercise price							$ 0
Ferroglobe PLC Equity Incentive Plan | Grant date of June 14, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at end of the period | EquityInstruments																								44,650
Fair Value Of Share Options At Grant Date | $								$ 9.34
Exercise price								$ 0
Ferroglobe PLC Equity Incentive Plan | Grant date of March 21, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at end of the period | EquityInstruments																	50,689							51,690
Fair Value Of Share Options At Grant Date | $									$ 22.56
Exercise price									$ 0
Ferroglobe PLC Equity Incentive Plan | Grant date of June 1, 2017 one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at end of the period | EquityInstruments																	77,712							77,712
Fair Value Of Share Options At Grant Date | $										$ 16.77
Exercise price										$ 0
Ferroglobe PLC Equity Incentive Plan | Grant date of November 24, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at end of the period | EquityInstruments																	32,522							32,522
Fair Value Of Share Options At Grant Date | $											$ 16.66
Exercise price											$ 0
Ferroglobe PLC equity incentive plan with performance conditions
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at end of the period																										4,515,944	3,757,056
Percentage of average return on capital employed																			70.00%
Percentage of net cash flow																			30.00%
Term Of Service Condition													3 years
Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Multiplier on specific targets																			90.00%
Minimum | Ferroglobe PLC equity incentive plan with performance conditions
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options receivable by participant depending on financial performance of the Company, as a percent																			0.00%
Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Multiplier on specific targets																			120.00%
Maximum | Ferroglobe PLC equity incentive plan with performance conditions
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options receivable by participant depending on financial performance of the Company, as a percent																			150.00%